Segment Reporting	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment Reporting
NOTE 44. SEGMENT REPORTING

The Group determines segments based on management reports that are reviewed by the Board of Directors and updated as they show changes.
Reportable segments are one or more operating segments with similar economic characteristics, distribution channels and regulatory environments.
Below there is a description of each business segment’s composition:

a.	Bank: It represents the banking business operation results.

b.
Naranja X: This segment represents the results of operations of brand credit cards, consumer finance and digital banking services business. Includes the results of operations of Tarjetas Regionales S.A. consolidated with its subsidiaries, as follows: Cobranzas Regionales S.A., Ondara S.A., Naranja Digital Companía Financiera S.A.U. and Tarjeta Naranja S.A.

c.
Insurance: This segment represents the results of operations of the insurance companies’ business and includes the results of operations of Sudamericana Holding S.A. consolidated with its subsidiaries, as follows: Galicia Retiro Cía. de Seguros S.A., Galicia Seguros S.A.U. and Galicia Broker Asesores de Seguros S.A.

d.
Other Businesses: This segment shows the results of operations of Galicia Asset Management S.A.U., Galicia Warrants S.A., IGAM LLC, Inviu S.A.U., INVIU Uruguay Agente de Valores S.A., and Grupo Financiero Galicia S.A., the last net of eliminations of the income from equity investments.

e.	Adjustments: This segment includes consolidation adjustments and eliminations of transactions among subsidiaries.
The operating income (loss) of the Group’s different operating segments is monitored separately in order to make decisions on resource allocation and the evaluation of each segment’s performance. Segment performance is evaluated based on operating income or losses and is consistently measured with the operating income and losses of the consolidated income statement.
Intersegment transactions are at arm’s length similarly to transactions performed with third parties. Income, expenses and income (losses) resulting from the transfers among operating segments are then eliminated from consolidation.
The Group operates in one geographic segment, Argentina. It should be noted that as of July 26, 2021, INVIU Uruguay Agente de Valores S.A. was authorized by the Central Bank of Uruguay to operate as a Securities Agent, in order to provide financial advice to foreign customers. At the closing of the fiscal year, the volume of operations reached by said Company was not significant.
The relevant segment reporting as of the indicated dates is as follows:

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.21
Net Income from interest	68,866,522	37,434,237	2,331,884	79,211	565,684	109,277,538
Net fee Income	31,875,806	27,713,054	—	(26,882)	(1,772,399)	57,789,579
Net Income from Financial Instruments measured at fair value through Profit or Loss	95,560,838	418,401	(1,511,149)	1,480,627	(338,882)	95,609,835
Income from Derecognition of Assets Measured at Amortized Cost	16,335	196	—	—	—	16,531
Exchange rate Differences on Gold and Foreign Currency	3,693,707	146,056	39,135	615,821	—	4,494,719
Other Operating Income	26,534,318	5,939,643	378,520	4,568,647	(1,584,895)	35,836,233
Income from Insurance Business	—	—	4,250,295	—	3,099,651	7,349,946
Expected credit loss allowance	(14,491,902)	(8,766,660)	(4,019)	—	—	(23,262,581)
Personnel Expenses	(31,173,893)	(12,430,952)	(1,614,772)	(1,224,654)	—	(46,444,271)
Administrative Expenses	(32,585,600)	(10,899,738)	(813,493)	(1,045,232)	140,529	(45,203,534)
Depreciation and Impairment of Assets	(10,822,309)	(3,272,435)	(363,399)	(39,339)	—	(14,497,482)
Other Operating Expenses	(40,565,868)	(12,787,780)	(13,743)	(474,002)	7,324	(53,834,069)
Loss on net monetary position	(64,248,964)	(13,006,936)	(661,091)	(1,584,935)	—	(79,501,926)

Operating Income	32,658,990	10,487,086	2,018,168	2,349,262	117,012	47,630,518
Share of profit from Associates and Joint Ventures	19,926	—	—	—	(149,078)	(129,152)

Income before Taxes from Continuing Operations	32,678,916	10,487,086	2,018,168	2,349,262	(32,066)	47,501,366
Income Tax from Continuing Operations	(9,823,581)	(4,264,030)	(832,688)	(1,486,660)	—	(16,406,959)
Net Income from Continuing Operations	22,855,335	6,223,056	1,185,480	862,602	(32,066)	31,094,407

Net Income for the Year	22,855,335	6,223,056	1,185,480	862,602	(32,066)	31,094,407
Other Comprehensive Income (Loss)	75,213	(317)	12,296	(3,993)	—	83,199

Net Income (Loss) for the Year Attributable to Parent Company´s Owners	22,930,548	6,222,739	1,197,776	858,609	(32,066)	31,177,606

Net Income for the Year Attributable to Non-controlling Interests	—	—	—	—	—	—

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.20
Net Income from interest	88,800,537	25,544,965	1,097,180	10,333	341,833	115,794,848
Net fee Income	31,667,168	25,036,545	—	(9,224)	(1,638,835)	55,055,654
Net Income from Financial Instruments measured at fair value through Profit or Loss	99,600,814	3,002,283	86,037	1,931,818	(1,365)	104,619,587
Income from Derecognition of Assets Measured at Amortized Cost	(4,723)	—	—	—	—	(4,723)
Exchange rate Differences on Gold and Foreign Currency	9,093,880	558,967	(41,284)	1,025,969	—	10,637,532
Other Operating Income	25,920,591	5,244,696	761,735	3,568,573	(1,801,451)	33,694,144
Income from Insurance Business	—	—	5,110,454	—	3,027,309	8,137,763
Expected credit loss allowanc e	(44,822,871)	(8,076,538)	25,186	—	—	(52,874,223)
Personnel Expenses	(33,342,596)	(12,196,004)	(1,837,805)	(660,922)	—	(48,037,327)
Administrative Expenses	(32,762,463)	(12,457,273)	(824,356)	(1,099,300)	182,642	(46,960,750)
Depreciation and Impairment of Assets	(9,232,725)	(2,819,842)	(408,143)	(43,727)	—	(12,504,437)
Other Operating Expenses	(35,991,425)	(9,764,917)	(6,577)	(391,521)	21,825	(46,132,615)
Loss on net monetary position	(41,001,355)	(8,198,158)	(1,006,921)	(1,148,014)	—	(51,354,448)

Operating Income	57,924,832	5,874,724	2,955,506	3,183,985	131,958	70,071,005
Share of profit from Associates and Joint Ventures	46,244	—	—	—	(235,001)	(188,757)

Income before Taxes from Continuing Operations	57,971,076	5,874,724	2,955,506	3,183,985	(103,043)	69,882,248
Income Tax from Continuing Operations	(26,385,399)	(2,615,329)	(996,819)	(1,376,224)	—	(31,373,771)

Net Income from Continuing Operations	31,585,677	3,259,395	1,958,687	1,807,761	(103,043)	38,508,477

Net Income for the Year	31,585,677	3,259,395	1,958,687	1,807,761	(103,043)	38,508,477
Other Comprehensive Income (Loss)	(312,174)	317	26,800	239	—	(284,818)

Net Income (Loss) for the Year Attributable to Parent Company´s Owners	31,273,503	3,260,734	1,985,487	1,808,000	(618,937)	37,708,787

Net Income for the Year Attributable to Non-controlling Interests	—	(1,022)	—	—	515,894	514,872

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.19
Net Income from interest	48,968,694	20,027,327	1,727,691	108,825	740,021	71,572,558
Net fee Income	32,845,065	26,678,156	—	746	(1,814,095)	57,709,872
Net Income from Financial Instruments measured at fair value through Profit or Loss	143,624,715	5,290,885	147,162	598,126	—	149,660,888
Income from Derecognition of Assets Measured at Amortized Cost	451,016	—	—	—	—	451,016
Exchange rate Differences on Gold and Foreign Currency	17,054,670	250,412	(5,686)	559,190	—	17,858,586
Other Operating Income	35,813,489	7,429,326	917,965	1,748,021	(2,379,132)	43,529,669
Income from Insurance Business	—	—	3,665,408	—	3,606,808	7,272,216
Expected credit loss allowance	(33,207,820)	(12,209,221)	135,209	—	—	(45,281,832)
Personnel Expenses	(36,684,273)	(11,386,896)	(1,674,014)	(495,680)	—	(50,240,863)
Administrative Expenses	(36,397,335)	(12,449,362)	(902,506)	(656,529)	263,458	(50,142,274)
Depreciation and Impairment of Assets	(7,579,792)	(2,352,147)	(439,888)	(35,513)	—	(10,407,340)
Other Operating Expenses	(43,102,101)	(9,627,485)	(756)	(238,248)	14,011	(52,954,579)
Loss on net monetary position	(44,775,465)	(9,065,986)	(1,432,184)	(1,239,700)	—	(56,513,335)

Operating Income	77,010,863	2,585,009	2,138,401	349,238	431,071	82,514,582
Share of profit from Associates and Joint Ventures	118,103	—	—	—	(118,103)	—

Income before Taxes from Continuing Operations	77,128,966	2,585,009	2,138,401	349,238	312,968	82,514,582
Income Tax from Continuing Operations	(31,338,764)	(1,242,790)	(835,974)	(150,476)	—	(33,568,004)

Net Income from Continuing Operations	45,790,202	1,342,219	1,302,427	198,762	312,968	48,946,578
Net Income for the Year	45,790,202	1,342,219	1,302,427	198,762	312,968	48,946,578
Other Comprehensive Income (Loss)	849,481	—	(22,021)	—	—	827,460

Net Income (Loss) for the Year Attributable to Parent Company´s Owners	46,639,683	1,341,674	1,280,406	198,762	85,428	49,545,953
Net Income for the Year Attributable to Non-controlling Interests	—	545	—	—	227,540	228,085

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.21
ASSETS
Cash and Due from Banks	231,726,182	5,463,828	53,530	4,473,968	(4,290,665)	237,426,843
Debt Securities at fair value through profit or loss	236,287,343	208,276	36,976	29,408	(625,105)	235,936,898
Derivative Financial Instruments	1,585,960	—	—	—	(338,882)	1,247,078
Repurchase Transactions	203,165,504	39,953	—	—	—	203,205,457
Other Financial Assets	17,832,351	2,468,949	434,838	2,635,788	—	23,371,926
Loans and Other Financing	575,585,892	175,549,628	7,403	2,552,902	(9,262,123)	744,433,702
Other Debt Securities	92,235,283	3,012	2,244,297	—	(125,593)	94,356,999
Financial Assets Pledged as Collateral	34,926,900	16,564	—	292,204	—	35,235,668
Current Income Tax Assets	—	—	62,374	14,007	—	76,381
Investments in Equity Instruments	1,251,928	—	—	6	—	1,251,934
Equity Investments in Associates and Joint Ventures	600,775	—	—	—	(431,428)	169,347
Property, Plant and Equipment	54,881,411	6,313,146	907,462	94,005	—	62,196,024
Intangible Assets	19,041,320	2,084,058	49,833	6,735,316	(6,679,085)	21,231,442
Deferred Income Tax Assets	—	3,516,571	388,570	381,254	—	4,286,395
Assets for Insurance Contracts	—	—	3,217,517	—	—	3,217,517
Other Non-financial Assets	6,359,559	2,042,676	98,013	1,898,539	—	10,398,787
Non-current Assets Held for Sale	657	—	—	—	—	657

TOTAL ASSETS	1,475,481,065	197,706,661	7,500,813	19,107,397	(21,752,881)	1,678,043,055

LIABILITIES
Deposits	1,040,723,530	27,043	—	—	(4,792,644)	1,035,957,929
Liabilities at Fair Value Through Profit or Loss	—	—	—	75,674	—	75,674
Derivative Financial Instruments	712,129	338,882	—	—	(338,882)	712,129
Repurchase Transactions	324,119	—	—	—	—	324,119
Other Financial Liabilities	94,983,619	96,273,604	—	4,504,207	(102,262)	195,659,168
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,949,710	23,389,635	—	—	(8,628,641)	23,710,704
Debt Securities	7,346,442	21,376,032	—	—	(750,698)	27,971,776
Current Income Tax Liabilities	5,185,675	3,478,634	214,130	780,379	—	9,658,818
Subordinated Debt Securities	26,275,536	—	—	—	—	26,275,536
Provisions	4,036,523	163,559	155,292	26,225	—	4,381,599
Deferred Income Tax Liabilities	4,793,600	—	255,511	381,483	—	5,430,594
Liabilities for Insurance Contracts	—	—	3,191,514	—	(885)	3,190,629
Other Non-financial Liabilities	30,056,744	7,850,368	952,610	1,393,789	(28,356)	40,225,155

TOTAL LIABILITIES	1,223,387,627	152,897,757	4,769,057	7,161,757	(14,642,368)	1,373,573,830

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.20
ASSETS
Cash and Due from Banks	260,085,728	3,303,721	59,791	3,439,777	(2,101,957)	264,787,060
Debt Securities at fair value through profit or loss	235,306,384	138,507	—	262,337	(1,114,405)	234,592,823
Derivative Financial Instruments	3,267,935	—	—	—	—	3,267,935
Repurchase Transactions	92,067,820	—	—	—	—	92,067,820
Other Financial Assets	10,445,570	1,935,002	1,230,331	1,627,085	(2,504)	15,235,484
Loans and Other Financing	663,096,109	133,652,457	714,203	2,209,417	(5,063,927)	794,608,259
Other Debt Securities	32,375,095	263,327	2,441,973	—	(257,591)	34,822,804
Financial Assets Pledged as Collateral	28,135,063	13,775	—	103,576	—	28,252,414
Current Income Tax Assets	—	54,704	242,793	—	—	297,497
Investments in Equity Instruments	8,618,111	—	—	3,198	—	8,621,309
Equity Investments in Associates and Joint Ventures	725,320	—	—	—	(590,768)	134,552
Property, Plant and Equipment	57,644,137	7,334,422	976,121	54,234	—	66,008,914
Intangible Assets	19,396,092	2,315,446	110,814	6,696,209	(6,679,084)	21,839,477
Deferred Income Tax Assets	8,000,987	5,471,788	266,626	166,248	—	13,905,649
Assets for Insurance Contracts	—	—	2,846,664	—	(826)	2,845,838
Other Non-financial Assets	8,728,364	1,094,529	41,316	1,659,310	—	11,523,519
Non-current Assets Held for Sale	44,268	—	—	—	—	44,268

TOTAL ASSETS	1,427,936,983	155,577,678	8,930,632	16,221,391	(15,811,062)	1,592,855,622

LIABILITIES						—
Deposits	1,023,463,093	9	—	—	(2,576,616)	1,020,886,486
Derivative Financial Instruments	86,716	—	—	—	—	86,716
Other Financial Liabilities	61,765,321	83,506,934	—	3,181,178	(1,281,591)	147,171,842
Financing Received from the Argentine Central Bank and Other Financial Institutions	15,384,243	8,746,648	—	2	(3,250,474)	20,880,419
Debt Securities	11,930,540	15,213,077	—	—	(1,371,996)	25,771,621
Current Income Tax Liabilities	19,668,582	1,795,866	673,483	846,667	—	22,984,598
Subordinated Debt Securities	32,684,216	—	—	—	—	32,684,216
Provisions	5,181,417	218,953	205,296	94,338	—	5,700,004
Deferred Income Tax Liabilities	—	—	—	206,686	—	206,686
Liabilities for Insurance Contracts	—	—	3,110,906	—	(35)	3,110,871
Other Non-financial Liabilities	28,611,554	7,510,035	1,035,550	1,058,004	(60,499)	38,154,644

TOTAL LIABILITIES	1,198,775,682	116,991,522	5,025,235	5,386,875	(8,541,211)	1,317,638,103